(Loss) / earnings per share calculation (Details) - GBP (£) £ / shares in Units, £ in Thousands, shares in Thousands	3 Months Ended			9 Months Ended
	Oct. 31, 2019	Oct. 31, 2018		Oct. 31, 2019	Oct. 31, 2018
Disclosure of initial application of standards or interpretations [line items]
(Loss) / profit for the period	£ (7,030)	£ (8,134)	[1]	£ (16,214)	£ 12,657	[2],[3]
Weighted average number of ordinary shares for basic (loss) / earnings per share (in shares)	160,495	82,137		160,463	80,279
Effect of dilutive potential ordinary shares (share options and warrants) (in shares)	0	0		0	527
Weighted average number of ordinary shares for diluted (loss) / earnings per share (in shares)	160,495	82,137		160,463	80,806
Basic (loss) / earnings per ordinary share from operations (in GBP per share)	£ (0.04)	£ (0.10)		£ (0.10)	£ 0.16
Diluted (loss) / earnings per ordinary share from operations (in GBP per share)	£ (0.04)	£ (0.10)		£ (0.10)	£ 0.16
Increase (decrease) due to changes in accounting policy [member]
Disclosure of initial application of standards or interpretations [line items]
(Loss) / profit for the period		£ (6)			£ (29)
Basic (loss) / earnings per ordinary share from operations (in GBP per share)		£ 0			£ 0
Diluted (loss) / earnings per ordinary share from operations (in GBP per share)		£ 0			£ 0

[1]	See Note 1 - ‘Basis of Accounting - Adoption of IFRS 16 ‘Leases’’
[2]	See Note 1 - ‘Basis of Accounting - Adoption of IFRS 16 ‘Leases’’
[3]	See Note 1 - ‘Basis of Accounting - Adoption of IFRS 16 ‘Leases’’